Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Derivative Instruments and Hedging Activities

8. Derivative instruments and hedging activities

In December 2018, the Company entered into an interest rate cap derivative instrument which was designated as a cash flow hedge. The Company’s objective is to mitigate the impact of interest expense fluctuations on the Company’s profitability resulting from interest rate changes by capping the LIBOR component of the interest rate at 4.5% on $175,000 of principal outstanding under its long-term debt arrangement, as the interest rate cap provides for payments from the counterparty when LIBOR rises above 4.5%. The interest rate cap has a $175,000 notional amount and is effective December 31, 2018, for the monthly periods from and including January 31, 2019 through September 25, 2024. The interest rate cap has a deferred premium; accordingly, the Company will pay a monthly premium for the interest rate cap over the term of the agreement. The annual premium is equal to 0.11486% on the notional amount.

Changes in the cash flows of interest rate cap derivatives designated as hedges are expected to be highly effective in offsetting the changes in interest payments on a principal balance equal to the designated derivative’s notional amount, attributable to the hedged risk. Changes in the fair value of the interest rate cap are recognized in other comprehensive income and are reclassified out of accumulated other comprehensive income and into interest expense when the hedged interest obligations affect earnings. Cash flows related to derivatives qualifying as hedges are included in the same section of the condensed consolidated statements of cash flows as the underlying assets and liabilities being hedged. Refer to Note 3—Fair value measurements for information on the fair value of the Company’s interest rate cap derivative instrument.

Our cash flow hedge position related to the interest rate cap derivative instrument is as follows:

	Balance Sheet Classification	September 25,2021	December 26,2020
Derivatives designated as hedging instruments:
Interest rate cap, current portion	Other current liabilities	$(184)	$(181)
Interest rate cap, non-current portion	Other long-term liabilities	(232)	(346)
Total derivative liabilities designated as hedging instruments		$(416)	$(527)

The table below presents the net unrealized gain (loss) recognized in other comprehensive income (loss) (“OCI”) resulting from fair value adjustments of hedging instruments:

	Net Unrealized Gain (Loss) Recognized in OCI
	Thirteen Weeks	Thirteen Weeks	Thirty-Nine	Thirty-Nine
	Ended	Ended	Weeks Ended	Weeks Ended
	September 25,	September 26,	September 25,	September 26,
	2021	2020	2021	2020
Derivatives designated as hedging instruments:
Interest rate cap	$(128)	$30	$111	$107
Total	$(128)	$30	$111	$107